UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23220

Fiera Capital Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 8th Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Copy to:

Stephen A. McShea

Fiera Capital Inc.

375 Park Avenue, 8th Floor

New York, New York 10152

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Fiera Capital Small/Mid-Cap Growth Fund

Fiera Capital International Equity Fund

Fiera Capital Global Equity Fund

Fiera Capital U.S. Equity Long-Term Quality Fund

Each, a series of Fiera Capital Series Trust

Semi-Annual Report

September 30, 2021 (Unaudited)

Fiera Capital Series Trust

Table of Contents

Portfolio Composition	2
Schedules of Investments	4
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	15
Notes to the Financial Statements	21
Expense Example	29
Additional Information	31

Fiera Capital Series Trust Portfolio Composition September 30, 2021 (Unaudited)

Small/Mid-Cap Growth Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	2.0%
Communications	11.1
Consumer, Cyclical	15.2
Consumer, Non-cyclical	27.5
Energy	4.5
Financial	8.5
Industrial	12.3
Technology	14.2
Total Common Stocks	95.3
Other Assets and Liabilities	4.7
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$2,754,810	1.9%
Banks	3,675,433	2.5
Biotechnology	18,895,760	12.8
Chemicals	3,001,087	2.0
Commercial Services	2,940,507	2.0
Computers	6,556,265	4.4
Distribution/Wholesale	1,381,972	0.9
Diversified Financial Services	7,083,309	4.8
Electrical Components & Equipment	1,202,533	0.8
Engineering & Construction	6,151,333	4.1
Healthcare-Products	9,371,804	6.3
Healthcare-Services	4,323,807	2.9
Home Furnishings	2,303,224	1.6
Internet	10,301,446	7.0
Lodging	3,577,748	2.4
Machinery-Diversified	5,944,295	4.0
Media	2,935,211	2.0
Miscellaneous Manufacturing	2,160,412	1.5
Oil & Gas	4,164,187	2.8
Oil & Gas Services	2,542,220	1.7
Packaging & Containers	2,759,386	1.9
Pharmaceuticals	5,246,742	3.5
Private Equity	1,821,977	1.2
Retail	9,837,874	6.6
Semiconductors	7,732,607	5.2
Software	6,705,565	4.6
Telecommunications	3,164,581	2.1
Textiles	2,707,656	1.8
Total Common Stocks	141,243,751	95.3
Other Assets and Liabilities	7,009,996	4.7
Total Net Assets	$148,253,747	100.0%

International Equity Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	2.7%
Consumer, Cyclical	16.7
Consumer, Non-cyclical	38.9
Financial	10.2
Industrial	20.5
Technology	9.4
Total Common Stocks	98.4
Other Assets and Liabilities	1.6
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$9,325,011	3.8%
Banks	17,647,013	7.1
Beverages	10,483,566	4.2
Building Materials	7,026,674	2.8
Chemicals	6,661,508	2.7
Commercial Services	16,899,848	6.8
Cosmetics/Personal Care	21,139,235	8.6
Distribution/Wholesale	4,445,296	1.8
Diversified Financial Services	7,527,845	3.0
Electronics	4,510,442	1.8
Food	13,636,452	5.5
Hand/Machine Tools	6,834,868	2.8
Healthcare-Products	12,298,740	5.0
Home Furnishings	8,923,344	3.6
Leisure Time	8,041,284	3.3
Lodging	6,578,039	2.7
Machinery-Diversified	24,360,374	9.9
Pharmaceuticals	21,704,932	8.8
Retail	3,926,026	1.6
Semiconductors	16,174,177	6.5
Software	7,041,768	2.9
Transportation	7,883,051	3.2
Total Common Stocks	243,069,493	98.4
Other Assets and Liabilities	4,069,189	1.6
Total Net Assets	$247,138,682	100.0%

Fiera Capital Series Trust Portfolio Composition – Continued September 30, 2021 (Unaudited)

Global Equity Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	3.4%
Communications	6.6
Consumer, Cyclical	13.3
Consumer, Non-cyclical	31.5
Financial	8.8
Industrial	19.3
Technology	16.9
Total Common Stocks	99.8
Other Assets and Liabilities	0.2
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$1,724,848	5.3%
Banks	696,840	2.2
Beverages	1,905,831	5.9
Building Materials	1,457,134	4.5
Chemicals	1,109,129	3.4
Commercial Services	2,739,312	8.4
Cosmetics/Personal Care	605,202	1.9
Diversified Financial Services	2,153,615	6.6
Electronics	849,831	2.6
Food	1,143,269	3.5
Hand/Machine Tools	559,729	1.7
Healthcare-Services	793,984	2.4
Internet	2,162,878	6.7
Lodging	587,155	1.8
Machinery-Diversified	3,402,759	10.5
Pharmaceuticals	3,053,217	9.4
Retail	2,005,259	6.2
Semiconductors	1,536,639	4.7
Software	3,943,684	12.1
Total Common Stocks	32,430,315	99.8
Other Assets and Liabilities	80,809	0.2
Total Net Assets	$32,511,124	100.0%

U.S. Equity Long-Term Quality Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	8.6%
Communications	10.1
Consumer, Cyclical	14.2
Consumer, Non-cyclical	18.2
Financial	15.9
Industrial	13.0
Technology	19.8
Total Common Stocks	99.8
Other Assets and Liabilities	0.2
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$2,889,061	3.1%
Banks	1,888,468	2.0
Beverages	3,756,640	4.0
Building Materials	2,693,952	2.9
Chemicals	8,055,050	8.6
Cosmetics/Personal Care	1,868,262	2.0
Diversified Financial Services	12,927,903	13.9
Electronics	2,490,267	2.7
Healthcare-Services	4,311,034	4.6
Internet	7,357,527	7.9
Machinery-Diversified	6,960,844	7.4
Media	2,037,065	2.2
Pharmaceuticals	7,080,294	7.6
Retail	10,318,229	11.1
Semiconductors	2,697,600	2.9
Software	15,747,851	16.9
Total Common Stocks	93,080,047	99.8
Other Assets and Liabilities	212,462	0.2
Total Net Assets	$93,292,509	100.0%

Portfolio composition will change due to the ongoing management of the Funds. The percentages are based on net assets as of September 30, 2021.

*

At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly a Fund invests, the more it spreads risk and potentially reduces the risk of loss and volatility.

Small/Mid-Cap Growth Fund Schedule of Investments September 30, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 95.3%
Basic Materials — 2.0%
Chemicals — 2.0%
The Mosaic Co.	84,017	$3,001,087
Total Basic Materials		3,001,087

Communications — 11.1%
Internet — 7.0%
Etsy, Inc.(1)	20,305	4,222,628
GoDaddy, Inc., Class A(1)	31,107	2,168,158
Revolve Group, Inc., Class A(1)	32,463	2,005,239
Zendesk, Inc.(1)	16,371	1,905,421
		10,301,446
Media — 2.0%
The New York Times Co., Class A	59,574	2,935,211

Telecommunications — 2.1%
Arista Networks, Inc.(1)	9,209	3,164,581
Total Communications		16,401,238

Consumer, Cyclical — 15.2%
Apparel — 1.9%
Deckers Outdoor Corp.(1)	7,648	2,754,810

Distribution/Wholesale — 0.9%
Avient Corp.	29,816	1,381,972

Home Furnishings — 1.6%
Dolby Laboratories, Inc., Class A	26,173	2,303,224

Lodging — 2.4%
Hyatt Hotels Corp., Class A(1)	46,404	3,577,748

Retail — 6.6%
CarMax, Inc.(1)	25,373	3,246,729
Dick’s Sporting Goods, Inc.	17,195	2,059,445
Lithia Motors, Inc., Class A	6,843	2,169,505
RH(1)	3,542	2,362,195
		9,837,874
Textiles — 1.8%
Mohawk Industries, Inc.(1)	15,263	2,707,656
Total Consumer, Cyclical		22,563,284

Consumer, Non-cyclical — 27.5%
Biotechnology — 12.8%
Acceleron Pharma, Inc.(1)	17,067	2,937,231
Amicus Therapeutics, Inc.(1)	125,032	1,194,056
Argenx SE, ADR(1)	4,602	1,389,804
Arrowhead Pharmaceuticals, Inc.(1)	47,615	2,972,604
BeiGene, Ltd., ADR(1)	6,460	2,344,980
Exact Sciences Corp.(1)	12,030	1,148,263
Exelixis, Inc.(1)	95,952	2,028,425
Guardant Health, Inc.(1)	11,778	1,472,368
Halozyme Therapeutics, Inc.(1)	24,956	1,015,210
SpringWorks Therapeutics, Inc.(1)	13,861	879,342
Veracyte, Inc.(1)	26,738	1,241,980
Viking Therapeutics, Inc.(1)	43,232	271,497
		18,895,760
Commercial Services — 2.0%
Insperity, Inc.	18,885	2,091,325
Ritchie Bros Auctioneers, Inc.	13,772	849,182
		2,940,507
Healthcare-Products — 6.3%
AtriCure, Inc.(1)	30,982	2,154,798
Inari Medical, Inc.(1)	16,146	1,309,440
iRhythm Technologies, Inc.(1)	24,225	1,418,616
Novocure, Ltd.(1)	14,110	1,639,159
Shockwave Medical, Inc.(1)	13,842	2,849,791
		9,371,804
Healthcare-Services — 2.9%
ICON PLC(1)	5,789	1,516,834
Molina Healthcare, Inc.(1)	10,346	2,806,973
		4,323,807
Pharmaceuticals — 3.5%
Bausch Health Cos., Inc.(1)	126,673	3,527,843
Neurocrine Biosciences, Inc.(1)	17,922	1,718,899
		5,246,742
Total Consumer, Non-Cyclical		40,778,620

Energy — 4.5%
Oil & Gas — 2.8%
Devon Energy Corp.	117,268	4,164,187

Oil & Gas Services — 1.7%
ChampionX Corp.(1)	113,695	2,542,220
Total Energy		6,706,407

See accompanying Notes to the Financial Statements.

Small/Mid-Cap Growth Fund Schedule of Investments – Continued September 30, 2021 (Unaudited)

Description	Shares	Value
Financial — 8.5%
Banks — 2.5%
Citizens Financial Group, Inc.	78,234	$3,675,433

Diversified Financial Services — 4.8%
Invesco, Ltd.	123,058	2,966,929
Synchrony Financial	84,214	4,116,380
		7,083,309
Private Equity — 1.2%
Ares Management Corp., Class A	24,678	1,821,977
Total Financial		12,580,719

Industrial — 12.3%
Electrical Components & Equipment — 0.8%
Universal Display Corp.	7,034	1,202,533

Engineering & Construction — 4.1%
EMCOR Group, Inc.	21,125	2,437,403
Jacobs Engineering Group, Inc.	16,793	2,225,576
TopBuild Corp.(1)	7,267	1,488,354
		6,151,333
Machinery-Diversified — 4.0%
Cognex Corp.	24,265	1,946,538
Graco, Inc.	22,262	1,557,672
Nordson Corp.	10,246	2,440,085
		5,944,295
Miscellaneous Manufacturing — 1.5%
AO Smith Corp.	35,376	2,160,412

Packaging & Containers — 1.9%
Berry Global Group, Inc.(1)	45,325	2,759,386
Total Industrial		18,217,959

Technology — 14.2%
Computers — 4.4%
Fortinet, Inc.(1)	16,288	4,756,748
TTEC Holdings, Inc.	19,240	1,799,517
		6,556,265
Semiconductors — 5.2%
Entegris, Inc.	31,371	3,949,609
Power Integrations, Inc.	22,492	2,226,483
Semtech Corp.(1)	19,963	1,556,515
		7,732,607
Software — 4.6%
ACI Worldwide, Inc.(1)	42,149	1,295,238
Blackline, Inc.(1)	16,417	1,938,191
Jack Henry & Associates, Inc.	9,754	1,600,241
MongoDB, Inc., Class A(1)	3,970	1,871,895
		6,705,565
Total Technology		20,994,437

Total Common Stocks (identified cost $91,985,311)		141,243,751

Total Investments — 95.3% (identified cost $91,985,311)		141,243,751
Other Assets and Liabilities — 4.7%		7,009,996
Total Net Assets — 100.0%		$148,253,747

(1)	Non-income producing.

ADR – American Depositary Receipt

PLC – Public Limited Company

See accompanying Notes to the Financial Statements.

International Equity Fund Schedule of Investments September 30, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 98.4%
Australia — 2.9%
Commonwealth Bank of Australia	97,156	$7,210,096

Canada — 3.2%
Canadian National Railway Co.	68,163	7,883,051

Denmark — 5.8%
Chr Hansen Holding A/S	34,325	2,803,743
Novo Nordisk A/S, Class B	120,256	11,591,425
		14,395,168
France — 12.2%
Air Liquide SA	24,087	3,857,765
EssilorLuxottica SA	37,530	7,171,703
L’Oreal SA	23,477	9,714,844
LVMH Moet Hennessy Louis Vuitton SE	13,019	9,325,011
		30,069,323
Germany — 4.1%
Rational AG	3,253	3,055,774
SAP SE	52,073	7,041,768
		10,097,542
India — 2.5%
HDFC Bank, Ltd., ADR	84,948	6,208,849

Japan — 12.1%
FANUC Corp.	18,401	4,034,639
Keyence Corp.	21,620	12,904,354
Shimano, Inc.	27,521	8,041,284
Unicharm Corp.	109,011	4,830,496
		29,810,773
Sweden — 1.7%
Svenska Handelsbanken AB, Class A	377,526	4,228,068

Switzerland — 18.9%
Alcon, Inc.	63,323	5,127,036
Cie Financiere Richemont SA	37,868	3,926,026
Geberit AG	9,571	7,026,674
Nestle SA	113,181	13,636,453
Roche Holding AG	27,712	10,113,506
Schindler Holding AG	25,460	6,834,868
		46,664,563
Taiwan — 6.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	144,865	16,174,177

United Kingdom — 23.8%
Bunzl PLC	134,734	4,445,296
Diageo PLC	216,544	10,483,565
Howden Joinery Group PLC	487,410	5,867,571
InterContinental Hotels Group PLC (1)	103,025	6,578,039
Intertek Group PLC	79,495	5,315,401
London Stock Exchange Group PLC	75,125	7,527,845
Rotork PLC	959,762	4,510,442
Spirax-Sarco Engineering PLC	36,886	7,421,382
Unilever PLC	122,039	6,593,894
		58,743,435
United States — 4.7%
IHS Markit, Ltd.	99,335	11,584,448

Total Common Stocks (identified cost $173,112,443)		243,069,493

Total Investments — 98.4% (identified cost $173,112,443)		243,069,493
Other Assets and Liabilities — 1.6%		4,069,189
Total Net Assets — 100.0%		$247,138,682

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

Global Equity Fund Schedule of Investments September 30, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 99.8%
France — 2.7%
LVMH Moet Hennessy Louis Vuitton SE	1,224	$876,704

India — 2.2%
HDFC Bank, Ltd., ADR	9,534	696,840

Japan — 4.1%
Keyence Corp.	2,242	1,338,185

Switzerland — 10.3%
Geberit AG	890	653,405
Nestle SA	9,489	1,143,269
Roche Holding AG	2,734	997,774
Schindler Holding AG	2,085	559,729
		3,354,177
Taiwan — 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,763	1,536,639

United Kingdom — 10.2%
Diageo PLC	20,225	979,155
InterContinental Hotels Group PLC (1)	9,196	587,155
Intertek Group PLC	7,706	515,258
Spirax-Sarco Engineering PLC	3,161	635,986
Unilever PLC	11,201	605,202
		3,322,756
United States — 65.6%
Alphabet, Inc., Class A (1)	809	2,162,878
AutoZone, Inc. (1)	668	1,134,257
Becton, Dickinson and Co.	3,628	891,835
Carrier Global Corp.	15,528	803,729
CME Group, Inc.	3,821	738,905
Graco, Inc.	9,441	660,587
Johnson & Johnson	7,205	1,163,608
Mastercard, Inc., Class A	4,069	1,414,710
Mettler-Toledo International, Inc. (1)	617	849,831
Microsoft Corp.	6,376	1,797,522
Moody’s Corp.	6,263	2,224,054
MSCI, Inc.	2,013	1,224,588
NIKE, Inc., Class B	5,840	848,143
Oracle Corp.	10,577	921,574
Otis Worldwide Corp.	9,334	768,002
PepsiCo, Inc.	6,161	926,676
Sherwin-Williams Co.	3,965	1,109,129
TJX Cos., Inc.	13,201	871,002
UnitedHealth Group, Inc.	2,032	793,984
		21,305,014
Total Common Stocks (identified cost $22,601,940)		32,430,315

Total Investments — 99.8% (identified cost $22,601,940)		32,430,315
Other Assets and Liabilities — 0.2%		80,809
Total Net Assets — 100.0%		$32,511,124

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

U.S. Equity Long-Term Quality Fund Schedule of Investments September 30, 2021 (Unaudited)

Description	Shares	Value
Common Stocks — 99.8%
Basic Materials — 8.6%
Chemicals — 8.6%
Ecolab, Inc.	6,273	$1,308,673
Linde PLC	10,092	2,960,791
Sherwin-Williams Co.	13,533	3,785,586
Total Basic Materials		8,055,050

Communications — 10.1%
Internet — 7.9%
Alphabet, Inc., Class A(1)	2,752	7,357,527

Media — 2.2%
FactSet Research Systems, Inc.	5,160	2,037,065
Total Communications		9,394,592

Consumer, Cyclical — 14.2%
Apparel — 3.1%
NIKE, Inc., Class B	19,893	2,889,061

Retail — 11.1%
AutoZone, Inc.(1)	2,485	4,219,505
Lowe’s Cos., Inc.	16,856	3,419,408
TJX Cos., Inc.	40,608	2,679,316
		10,318,229
Total Consumer, Cyclical		13,207,290

Consumer, Non-cyclical — 18.2%
Beverages — 4.0%
PepsiCo, Inc.	24,976	3,756,640

Cosmetics/Personal Care — 2.0%
Colgate-Palmolive Co.	24,719	1,868,262

Healthcare-Services — 4.6%
UnitedHealth Group, Inc.	11,033	4,311,034

Pharmaceuticals — 7.6%
Becton, Dickinson and Co.	11,641	2,861,591
Johnson & Johnson	26,122	4,218,703
		7,080,294
Total Consumer, Non-Cyclical		17,016,230

Financial — 15.9%
Banks — 2.0%
U.S. Bancorp	31,771	1,888,468
Diversified Financial Services — 13.9%
CME Group, Inc.	11,913	2,303,736
Mastercard, Inc., Class A	12,524	4,354,345
Moody’s Corp.	17,656	6,269,822
		12,927,903
Total Financial		14,816,371

Industrial — 13.0%
Building Materials — 2.9%
Carrier Global Corp.	52,047	2,693,952

Electronics — 2.7%
Mettler-Toledo International, Inc.(1)	1,808	2,490,267

Machinery-Diversified — 7.4%
Graco, Inc.	33,354	2,333,779
Middleby Corp.(1)	14,542	2,479,557
Otis Worldwide Corp.	26,100	2,147,508
		6,960,844
Total Industrial		12,145,063

Technology — 19.8%
Semiconductors — 2.9%
Analog Devices, Inc.	16,107	2,697,600

Software — 16.9%
Microsoft Corp.	30,360	8,559,091
MSCI, Inc.	6,874	4,181,729
Oracle Corp.	34,512	3,007,031
		15,747,851
Total Technology		18,445,451

Total Common Stocks (identified cost $64,752,641)		93,080,047

Total Investments — 99.8% (identified cost $64,752,641)		93,080,047
Other Assets and Liabilities — 0.2%		212,462
Total Net Assets — 100.0%		$93,292,509

(1)	Non-income producing.

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Assets and Liabilities September 30, 2021 (Unaudited)

	Small/Mid-Cap Growth Fund	International Equity Fund	Global Equity Fund	U.S. Equity Long-Term Quality Fund
Assets:
Investments in unaffiliated issuers, at value	$141,243,751	$243,069,493	$32,430,315	$93,080,047
Cash	7,380,365	3,456,643	23,166	269,522
Cash denominated in foreign currencies(1)	—	—	47,769	—
Dividends and interest receivable	6,336	996,399	66,853	23,096
Receivable for investments sold	1,498,635	—	—	—
Receivable for capital stock sold	153,308	189,142	—	—
Prepaid expenses	15,846	46,961	19,817	31,773
Total assets	150,298,241	247,758,638	32,587,920	93,404,438

Liabilities:
Payables:
Investments purchased	1,828,534	354,920	—	—
Capital stock redeemed	34,632	889	—	—
Adviser for management fees (Note 3)	105,820	139,485	3,215	40,539
Shareholder servicing fees	—	34,841	—	—
Trustee fees	10,292	10,292	10,292	10,292
Transfer agent fees	10,063	12,344	6,756	6,943
Audit and tax fees	24,613	24,244	24,612	24,612
Legal fees	12,440	15,730	13,534	12,440
12b-1 fees	24	388	236	3
Other liabilities	18,076	26,823	18,151	17,100
Total liabilities	2,044,494	619,956	76,796	111,929
Total net assets	$148,253,747	$247,138,682	$32,511,124	$93,292,509

Net assets consist of:
Paid-in capital	$82,790,394	$176,237,119	$21,887,528	$64,011,946
Total distributable earnings (loss)	65,463,353	70,901,563	10,623,596	29,280,563
Total net assets	$148,253,747	$247,138,682	$32,511,124	$93,292,509

Net asset value per share (unlimited shares authorized, $0.001 par value)
Investor Class	$21.52	$15.33	$18.92	$15.63
Institutional Class	21.83	15.35	19.01	15.66
Z Class	—	15.44	—	—

Net assets:
Investor Class	$114,090	$1,809,446	$1,086,689	$17,319
Institutional Class	148,139,657	200,263,992	31,424,435	93,275,190
Z Class	—	45,065,244	—	—
Total net assets	$148,253,747	$247,138,682	$32,511,124	$93,292,509

Shares outstanding:
Investor Class	5,302	118,026	57,428	1,108
Institutional Class	6,787,342	13,045,578	1,653,303	5,957,590
Z Class	—	2,919,209	—	—
Total shares outstanding	6,792,644	16,082,813	1,710,731	5,958,698

Investments, at cost:
Investments in unaffiliated issuers, at cost	$91,985,311	$173,112,443	$22,601,940	$64,752,641

(1)	Identified cost of cash denominated in foreign currencies are $0, $0, $48,705, and $0, respectively.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Operations Period Ended September 30, 2021 (Unaudited)

	Small/Mid-Cap Growth Fund	International Equity Fund	Global Equity Fund	U.S. Equity Long-Term Quality Fund
Investment income:
Dividend income from:
Unaffiliated issuers(1)	$553,216	$2,056,239	$176,822	$492,954
Total income	553,216	2,056,239	176,822	492,954

Expenses:
Investment advisory (Note 3)	681,783	948,411	119,286	252,531
Legal	8,372	11,663	9,467	8,373
Fund accounting and administration	40,475	59,136	21,610	24,187
Registration	22,955	24,702	20,969	16,204
Transfer agent	32,126	40,508	20,836	22,157
Trustees	17,742	17,742	17,742	17,742
Miscellaneous	15,831	18,332	16,248	10,865
Chief compliance officer	10,251	9,565	10,251	10,251
Audit and tax	15,144	14,776	15,145	15,145
Custodian	5,816	11,093	6,137	4,099
12b-1 (Note 2):
Investor Class	122	2,186	1,382	21
Shareholder servicing (Note 2):
Investor Class	—	2,186	—	—
Institutional Class	—	237,324	—	—
Z Class	—	56,869	—	—
Total expenses	850,617	1,454,493	259,073	381,575

Deduct:
Contractual service provider fee waiver (Note 4)	(15,123)	(7,838)	(1,526)	—
Expense waiver of fees and reimbursement of expenses (Note 2 and Note 4)	(39,959)	(302,113)	(121,968)	(38,094)
Net expenses	795,535	1,144,542	135,579	343,481
Net investment income (loss)	(242,319)	911,697	41,243	149,473

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	8,832,061	335,430	671,158	463,880
Foreign currency transactions	—	(9,345)	(66)	—
Total net realized gain on transactions	8,832,061	326,085	671,092	463,880
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,600,991)	17,401,346	1,971,010	9,398,302
Foreign currency translations	—	2,094	42	—
Total net change in unrealized appreciation (depreciation)	(3,600,991)	17,403,440	1,971,052	9,398,302
Net realized and unrealized gain on investments and foreign currency	5,231,070	17,729,525	2,642,144	9,862,182
Change in net assets resulting from operations	$4,988,751	$18,641,222	$2,683,387	$10,011,655

(1)	Net of foreign taxes withheld of $984, $223,867, $9,386, and $0, respectively.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	Small/Mid-Cap Growth Fund		International Equity Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Change in net assets resulting from:
Operations:
Net investment income (loss)	$(242,319)	$(709,349)	$911,697	$841,219
Net realized gain on investments	8,832,061	34,408,484	326,085	2,823,034
Net change in unrealized appreciation (depreciation) on investments	(3,600,991)	55,087,971	17,403,440	53,991,499
Change in net assets resulting from operations	4,988,751	88,787,106	18,641,222	57,655,752

Distributions to Shareholders:
Investor Class	—	(3,509)	—	(21,956)
Institutional Class	—	(26,271,588)	—	(2,720,987)
Z Class	—	—	—	(805,376)
Change in net assets resulting from distributions to shareholders	—	(26,275,097)	—	(3,548,319)

Capital stock transactions:
Proceeds from sale of shares:
Investor Class	43,389	47,651	264,231	2,792,876
Institutional Class	4,596,919	11,664,081	31,710,217	54,789,507
Net proceeds from sale of shares	4,640,308	11,711,732	31,974,448	57,582,383
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor Class	—	3,509	—	21,956
Institutional Class	—	24,296,101	—	2,481,412
Z Class	—	—	—	805,376
Net proceeds from shares issued	—	24,299,610	—	3,308,744
Cost of shares redeemed:
Investor Class	(1,360)	—	(106,226)	(1,797,363)
Institutional Class	(11,051,477)	(57,212,496)	(6,536,433)	(13,307,402)
Z Class	—	—	—	(22,000,000)
Net cost of shares redeemed	(11,052,837)	(57,212,496)	(6,642,659)	(37,104,765)
Change in net assets resulting from capital stock transactions	(6,412,529)	(21,201,154)	25,331,789	23,786,362
Change in net assets	(1,423,778)	41,310,855	43,973,011	77,893,795

Net Assets:
Beginning of period	149,677,525	108,366,670	203,165,671	125,271,876
End of period	$148,253,747	$149,677,525	$247,138,682	$203,165,671

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets – Continued

	Small/Mid-Cap Growth Fund		International Equity Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Capital Stock Transactions in Shares:
Sale of shares:
Investor Class	2,016	2,336	17,246	209,945
Institutional Class	211,184	601,470	2,061,570	4,232,728
Net sale of shares	213,200	603,806	2,078,816	4,442,673
Shares issued to shareholder in payment of distributions declared:
Investor Class	—	177	—	1,591
Institutional Class	—	1,213,591	—	179,943
Z Class	—	—	—	58,192
Net shares issued	—	1,213,768	—	239,726
Shares redeemed:
Investor Class	(61)	—	(7,067)	(136,372)
Institutional Class	(505,354)	(3,211,645)	(427,023)	(1,018,859)
Z Class	—	—	—	(1,697,533)
Net shares redeemed	(505,415)	(3,211,645)	(434,090)	(2,852,764)
Net change resulting from fund share transactions in shares	(292,215)	(1,394,071)	1,644,726	1,829,635

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	Global Equity Fund		U.S. Equity Long-Term Quality Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Change in net assets resulting from:
Operations:
Net investment income	$41,243	$80,918	$149,473	$309,206
Net realized gain on investments	671,092	450,835	463,880	552,243
Net change in unrealized appreciation on investments	1,971,052	8,098,248	9,398,302	23,789,647
Change in net assets resulting from operations	2,683,387	8,630,001	10,011,655	24,651,096

Distributions to Shareholders:
Investor Class	—	(3,004)	—	(160)
Institutional Class	—	(174,210)	—	(1,016,535)
Change in net assets resulting from distributions to shareholders	—	(177,214)	—	(1,016,695)

Capital stock transactions:
Proceeds from sale of shares:
Investor Class	23,660	555,895	1,400	—
Institutional Class	5,439,031	4,701,275	2,586,867	18,937,388
Net proceeds from sale of shares	5,462,691	5,257,170	2,588,267	18,937,388
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor Class	—	3,004	—	160
Institutional Class	—	140,181	—	601,287
Net proceeds from shares issued	—	143,185	—	601,447
Cost of shares redeemed:
Investor Class	(43,000)	(79,507)	—	—
Institutional Class	(2,948,957)	(2,369,438)	(967,052)	(4,821,497)
Net cost of shares redeemed	(2,991,957)	(2,448,945)	(967,052)	(4,821,497)
Change in net assets resulting from capital stock transactions	2,470,734	2,951,410	1,621,215	14,717,338
Change in net assets	5,154,121	11,404,197	11,632,870	38,351,739

Net Assets:
Beginning of period	27,357,003	15,952,806	81,659,639	43,307,900
End of period	$32,511,124	$27,357,003	$93,292,509	$81,659,639

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets – Continued

	Global Equity Fund		U.S. Equity Long-Term Quality Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Capital Stock Transactions in Shares:
Sale of shares:
Investor Class	1,323	34,512	93	—
Institutional Class	272,678	361,209	165,282	1,546,205
Net sale of shares	274,001	395,721	165,375	1,546,205
Shares issued to shareholder in payment of distributions declared:
Investor Class	—	184	—	12
Institutional Class	—	8,579	—	45,900
Net shares issued	—	8,763	—	45,912
Shares redeemed:
Investor Class	(2,326)	(5,494)	—	—
Institutional Class	(160,259)	(168,389)	(62,026)	(402,472)
Net shares redeemed	(162,585)	(173,883)	(62,026)	(402,472)
Net change resulting from fund share transactions in shares	111,416	230,601	103,349	1,189,645

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Investor Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period
Small/Mid-Cap Growth Fund
2021[5,11]	$20.85	$(0.06)	$0.73	$0.67	$—	$—	$—	$21.52
2021[5]	$12.68	$(0.15)	$12.52	$12.37	$—	$(4.20)	$(4.20)	$20.85
2020[5]	$16.71	$(0.12)	$(2.00)	$(2.12)	$—	$(1.91)	$(1.91)	$12.68
2019	$21.20	$(0.11)	$(0.38)	$(0.49)	$—	$(4.00)	$(4.00)	$16.71
2018[6]	$20.39	$(0.01)	$0.82	$0.81	$—	$—	$—	$21.20
International Equity Fund
2021[5,11]	$14.06	$0.04	$1.23	$1.27	$—	$—	$—	$15.33
2021[5]	$9.92	$0.03	$4.37	$4.40	$(0.04)	$(0.22)	$(0.26)	$14.06
2020[5]	$10.48	$0.05	$(0.50)	$(0.45)	$(0.08)	$(0.03)	$(0.11)	$9.92
2019[5]	$10.24	$0.08	$0.26	$0.34	$(0.08)	$(0.02)	$(0.10)	$10.48
2018[7]	$10.00	$0.02	$0.22	$0.24	$—	$—	$—	$10.24
Global Equity Fund
2021[5,11]	$17.05	$(0.00)[10]	$1.87	$1.87	$—	$—	$—	$18.92
2021[5]	$11.63	$0.02	$5.49	$5.51	$(0.03)	$(0.06)	$(0.09)	$17.05
2020[5]	$12.73	$0.05	$(0.63)	$(0.58)	$(0.11)	$(0.41)	$(0.52)	$11.63
2019	$11.60	$0.04	$1.19	$1.23	$(0.07)	$(0.03)	$(0.10)	$12.73
2018[8]	$10.00	$0.09	$1.52	$1.61	$(0.01)	$—	$(0.01)	$11.60
U.S. Equity Long-Term Quality Fund
2021[5,11]	$13.93	$0.01	$1.69	$1.70	$—	$—	$—	$15.63
2021[5]	$9.28	$0.03	$4.78	$4.81	$(0.03)	$(0.13)	$(0.16)	$13.93
2020[5,9]	$10.00	$0.03	$(0.72)	$(0.69)	$(0.03)	$(0.00)[10]	$(0.03)	$9.28

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Per share calculations are based on average shares outstanding throughout the period.
[6]	Reflects operations for the period from February 12, 2018 (inception date) to March 31, 2018.
[7]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[8]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[9]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[10]	Less than $0.01 per share.
[11]	Reflects operations for the six months ended September 30, 2021 (Unaudited).

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Investor Class – Continued

For a Share Outstanding Throughout the Period

Period Ended	Total return[1,2]	Gross Expenses[3]	Net Expenses[3,4]	Net investment income (loss)[3,4]	Net assets, end of period (000 omitted)	Portfolio turnover rate[2]
Small/Mid-Cap Growth Fund
2021[5,11]	3.21%	1.37%	1.30%	(0.57)%	$114	10%
2021[5]	99.38%	1.41%	1.30%	(0.78)%	$70	53%
2020[5]	(15.36)%	1.36%	1.30%	(0.70)%	$11	38%
2019	2.44%	1.36%	1.30%	(0.73)%	$11	50%
2018[6]	3.97%	1.45%	1.30%	(0.53)%	$10	34%
International Equity Fund
2021[5,11]	9.03%	1.48%	1.25%	0.48%	$1,809	1%
2021[5]	44.38%	1.55%	1.25%	0.19%	$1,516	12%
2020[5]	(4.48)%	1.56%	1.25%	0.44%	$324	8%
2019[5]	3.51%	1.73%	1.25%	0.83%	$94	38%
2018[7]	2.40%	1.88%	1.25%	0.39%	$57	38%
Global Equity Fund
2021[5,11]	10.97%	1.98%	1.15%	0.04%	$1,087	10%
2021[5]	47.37%	2.30%	1.15%	0.10%	$996	16%
2020[5]	(5.26)%	2.39%	1.15%	0.35%	$340	45%
2019	10.75%	3.59%	1.15%	0.72%	$144	28%
2018[8]	16.12%	8.42%	1.15%	0.86%	$58	51%
U.S. Equity Long-Term Quality Fund
2021[5,11]	12.12%	1.07%	1.00%	0.08%	$17	1%
2021[5]	52.04%	1.29%	1.00%	0.24%	$14	8%
2020[5,9]	(6.96)%	1.73%	1.00%	0.48%	$9	6%

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Per share calculations are based on average shares outstanding throughout the period.
[6]	Reflects operations for the period from February 12, 2018 (inception date) to March 31, 2018.
[7]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[8]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[9]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[10]	Less than $0.01 per share.
[11]	Reflects operations for the six months ended September 30, 2021 (Unaudited).

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Institutional Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period
Small/Mid-Cap Growth Fund
2021[5,12]	$21.13	$(0.04)	$0.74	$0.70	$—	$—	$—	$21.83
2021[5]	$12.78	$(0.10)	$12.65	$12.55	$—	$(4.20)	$(4.20)	$21.13
2020[5]	$16.79	$(0.08)	$(2.02)	$(2.10)	$—	$(1.91)	$(1.91)	$12.78
2019	$21.21	$(0.10)	$(0.32)	$(0.42)	$—	$(4.00)	$(4.00)	$16.79
2018[6]	$17.75	$(0.10)	$3.56	$3.46	$—	$—	$—	$21.21
2017[7]	$15.37	$(0.08)	$2.50	$2.42	$—	$(0.04)	$(0.04)	$17.75
International Equity Fund
2021[5,12]	$14.06	$0.06	$1.23	$1.29	$—	$—	$—	$15.35
2021[5]	$9.92	$0.06	$4.34	$4.40	$(0.04)	$(0.22)	$(0.26)	$14.06
2020[5]	$10.48	$0.08	$(0.50)	$(0.42)	$(0.11)	$(0.03)	$(0.14)	$9.92
2019[5]	$10.25	$0.12	$0.24	$0.36	$(0.10)	$(0.03)	$(0.13)	$10.48
2018[8]	$10.00	$0.05	$0.20	$0.25	$—	$—	$—	$10.25
Global Equity Fund
2021[5,12]	$17.11	$0.03	$1.87	$1.90	$—	$—	$—	$19.01
2021[5]	$11.66	$0.05	$5.52	$5.57	$(0.06)	$(0.06)	$(0.12)	$17.11
2020[5]	$12.74	$0.08	$(0.62)	$(0.54)	$(0.13)	$(0.41)	$(0.54)	$11.66
2019	$11.60	$0.11	$1.15	$1.26	$(0.09)	$(0.03)	$(0.12)	$12.74
2018[9]	$10.00	$0.08	$1.55	$1.63	$(0.03)	$—	$(0.03)	$11.60
U.S. Equity Long-Term Quality Fund
2021[5,12]	$13.95	$0.03	$1.68	$1.71	$—	$—	$—	$15.66
2021[5]	$9.28	$0.06	$4.79	$4.85	$(0.05)	$(0.13)	$(0.18)	$13.95
2020[5,10]	$10.00	$0.04	$(0.73)	$(0.69)	$(0.03)	$(0.00)[11]	$(0.03)	$9.28

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Per share calculations are based on average shares outstanding throughout the period.
[6]	Reflects operations for the period from June 1, 2017 to March 31, 2018. Effective as of the close of business on February 27, 2018 the fiscal year end was changed from May 31st to March 31st.
[7]	Reflects operations for the fiscal year from June 1st through May 31st.
[8]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[9]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[10]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[11]	Less than $0.01 per share.
[12]	Reflects operations for the six months ended September 30, 2021 (Unaudited).

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Institutional Class – Continued

For a Share Outstanding Throughout the Period

Period Ended	Total return[1,2]	Gross Expenses[3]	Net Expenses[3,4]	Net investment income (loss)[3,4]	Net assets, end of period (000 omitted)	Portfolio turnover rate[2]
Small/Mid-Cap Growth Fund
2021[5,12]	3.31%	1.12%	1.05%	(0.32)%	$148,140	10%
2021[5]	100.06%	1.16%	1.05%	(0.53)%	$149,608	53%
2020[5]	(15.16)%	1.11%	1.05%	(0.45)%	$108,356	38%
2019	2.81%	1.11%	1.05%	(0.49)%	$190,348	50%
2018[6]	19.49%	1.20%	1.05%	(0.49)%	$276,627	34%
2017[7]	15.80%	1.19%	1.05%	(0.48)%	$292,697	55%
International Equity Fund
2021[5,12]	9.18%	1.23%	1.00%	0.73%	$200,264	1%
2021[5]	44.43%	1.30%	1.00%	0.44%	$160,421	12%
2020[5]	(4.23)%	1.31%	1.00%	0.69%	$79,543	8%
2019[5]	3.72%	1.48%	1.00%	1.21%	$45,193	38%
2018[8]	2.50%	1.63%	1.00%	2.67%	$4,424	38%
Global Equity Fund
2021[5,12]	11.10%	1.73%	0.90%	0.29%	$31,424	10%
2021[5]	47.78%	2.05%	0.90%	0.35%	$26,361	16%
2020[5]	(4.97)%	2.14%	0.90%	0.60%	$15,613	45%
2019	11.07%	3.34%	0.90%	0.96%	$12,478	28%
2018[9]	16.30%	8.17%	0.90%	1.04%	$11,461	51%
U.S. Equity Long-Term Quality Fund
2021[5,12]	12.26%	0.82%	0.75%	0.33%	$93,275	1%
2021[5]	52.48%	1.04%	0.75%	0.48%	$81,645	8%
2020[5,10]	(6.91)%	1.48%	0.75%	0.73%	$43,299	6%

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Per share calculations are based on average shares outstanding throughout the period.
[6]	Reflects operations for the period from June 1, 2017 to March 31, 2018. Effective as of the close of business on February 27, 2018 the fiscal year end was changed from May 31st to March 31st.
[7]	Reflects operations for the fiscal year from June 1st through May 31st.
[8]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[9]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[10]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[11]	Less than $0.01 per share.
[12]	Reflects operations for the six months ended September 30, 2021 (Unaudited).

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Z Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period
International Equity Fund
2021[5,7]	$14.12	$0.07	$1.25	$1.32	$—	$—	$—	$15.44
2021[5]	$9.96	$0.08	$4.36	$4.44	$(0.06)	$(0.22)	$(0.28)	$14.12
2020[5]	$10.52	$0.10	$(0.51)	$(0.41)	$(0.12)	$(0.03)	$(0.15)	$9.96
2019[5]	$10.26	$0.13	$0.26	$0.39	$(0.10)	$(0.03)	$(0.13)	$10.52
2018[6]	$10.00	$0.04	$0.22	$0.26	$—	$—	$—	$10.26

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Per share calculations are based on average shares outstanding throughout the period.
[6]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[7]	Reflects operations for the six months ended September 30, 2021 (Unaudited).

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Z Class – Continued

For a Share Outstanding Throughout the Period

Period Ended	Total return[1,2]	Gross Expenses[3]	Net Expenses[3,4]	Net investment income (loss) percent[3,4]	Net assets, end of period (000 omitted)	Portfolio turnover rate[2]
International Equity Fund
2021[5,7]	9.35%	1.23%	0.80%	0.93%	$45,065	1%
2021[5]	44.65%	1.30%	0.80%	0.64%	$41,229	12%
2020[5]	(4.07)%	1.31%	0.80%	0.89%	$45,405	8%
2019[5]	4.02%	1.48%	0.80%	1.23%	$57,026	38%
2018[6]	2.60%	1.63%	0.80%	0.88%	$74,465	38%

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Per share calculations are based on average shares outstanding throughout the period.
[6]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[7]	Reflects operations for the six months ended September 30, 2021 (Unaudited).

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2021 (Unaudited)

1. Organization

The Fiera Capital Series Trust (the “Trust”) was organized on December 8, 2016, as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of the close of business on September 30, 2021, the Trust consisted of four series: Fiera Capital Small/Mid-Cap Growth Fund (the “Small/Mid-Cap Growth Fund”), Fiera Capital International Equity Fund (the “International Equity Fund”), Fiera Capital Global Equity Fund (the “Global Equity Fund”), and Fiera Capital U.S. Equity Long-Term Quality Fund (the “U.S. Equity Long-Term Quality Fund”) (each a “Fund” and collectively the “Funds”). Inception dates displayed throughout this report represent the beginning performance measurement date by which the original NAV (“Net Asset Value”) was used for subscription placement. The funds’/class’ commencement of investment operations date began on the business day following the inception date.

Small/Mid-Cap Growth Fund – The investment objective of the Small/Mid-Cap Growth Fund is to achieve long-term capital growth. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s inception date was June 29, 2012.

International Equity Fund – The investment objective of the International Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of international equities. Under normal market conditions, the International Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in at least three countries other than the U.S, including emerging market countries. For these purposes, a company is considered located in a country outside the United States if: (i) the company’s securities are principally traded on such country’s exchange or (ii) the company’s securities are included in the MSCI World Ex-US Index. In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 29, 2017.

Global Equity Fund – The investment objective of the Global Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of global equities. Under normal market conditions, the Global Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Under normal market conditions, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, or companies that have formed under the laws of non-U.S. countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was April 28, 2017.

U.S. Equity Long-Term Quality Fund – The investment objective of the U.S. Equity Long-Term Quality Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing substantially in a portfolio of U.S. equities. The Fund seeks to invest in what the Fund believes are quality companies, i.e., companies that the Fund considers to have, among other things, an ability to generate an elevated level of return on invested capital significantly above the cost of capital. Under normal market conditions, the U.S. Equity Long-Term Quality Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities located in the United States. For these purposes, a company is considered located in the United States if: (i) the company’s securities are principally traded on a U.S. securities exchange or (ii) the company is organized in the United States. Equity securities include common stock, preferred stock, convertible debt securities and depositary receipts. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 30, 2019.

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2021 (Unaudited)

2. Significant Accounting Policies

The Funds are investment companies; as such, these financial statements have applied the guidance set forth in the Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies. The policies are in conformity with the United States Generally Accepted Accounting Principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Expenses – Expenses are accrued daily. Non-class specific expenses are allocated daily to each class of Shares based on the total Shares outstanding without distinction between Share classes. Expenses attributable to a particular class of Shares are allocated directly to that class. Expenses are subject to the Funds’ respective Expense Limitation Agreements (See Note 4).

Investment Valuation – Each Fund’s securities are generally valued at current market prices. Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. New York time adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of each Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. The Funds do not separately isolate the foreign currency translation for investments, and as such, any impact of foreign exchange is recorded through net realized and unrealized gain (loss) on investments and foreign currency.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the security must be valued at fair value (the amount which a Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Board (“Fair Value Pricing”). The Board has delegated to its Valuation Committee all Fair Value Pricing determinations, subject to Board approval or ratification of appropriate fair value pricing methodologies, and has delegated to the Funds’ Adviser the responsibility for reviewing market prices and recommending to the Valuation Committee proposed Fair Value Pricing determinations.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above which, with respect to these securities, may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short), or the bid, ask, or price of any other type of security, does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined, prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before each Fund calculates its net asset value per share but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market- specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Funds or their liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate fair value.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2021 (Unaudited)

GAAP defines fair value by establishing a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and each Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

●

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2021:

	Small/Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$141,243,751	$—	$—	$141,243,751
Total	$141,243,751	$—	$—	$141,243,751

	International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$7,210,096	$—	$7,210,096
Canada	7,883,051	—	—	7,883,051
Denmark	2,803,743	11,591,425	—	14,395,168
France	—	30,069,323	—	30,069,323
Germany	—	10,097,542	—	10,097,542
India	6,208,849	—	—	6,208,849
Japan	—	29,810,773	—	29,810,773
Sweden	—	4,228,068	—	4,228,068
Switzerland	—	46,664,563	—	46,664,563
Taiwan	16,174,177	—	—	16,174,177
United Kingdom	11,104,336	47,639,099	—	58,743,435
United States	11,584,448	—	—	11,584,448
Total	$55,758,604	$187,310,889	$—	$243,069,493

	Global Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$876,704	$—	$876,704
India	696,840	—	—	696,840
Japan	—	1,338,185	—	1,338,185
Switzerland	—	3,354,177	—	3,354,177
Taiwan	1,536,639	—	—	1,536,639
United Kingdom	605,202	2,717,554	—	3,322,756
United States	21,305,014	—	—	21,305,014
Total	$24,143,695	$8,286,620	$—	$32,430,315

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2021 (Unaudited)

	U.S Equity Long-Term Quality Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$93,080,047	$—	$—	$93,080,047
Total	$93,080,047	$—	$—	$93,080,047

*	All sub-categories represent an entire Level 1 evaluation status.

As of September 30, 2021, the Funds did not hold any Level 3 securities.

Investment Transactions and Investment Income – Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Income is allocated daily to each class of Shares based on the value of total Shares outstanding of each class.

Distributions to shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, foreign currency gains and losses, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of Shares based on the value of total Shares outstanding of each class without distinction between Share classes. Expenses attributable to a particular class of Shares, such as distribution fees, are allocated directly to that class.

Federal and Other Taxes – Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. The Funds have no uncertain tax positions. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Management has evaluated all tax positions taken or expected to be taken by the Funds to determine whether each tax position is more likely than not (i.e. greater than 50%) to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions that do not meet the more likely than not threshold will result in the Fund recording an unrecognized tax benefit. If the Funds were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. No interest expense or penalties have been recognized for the period ended September 30, 2021. Management of the Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has determined that the Funds have not taken any tax positions which do not meet the more likely than not threshold and as such, no liabilities related to uncertain tax positions have been reflected in the Funds’ financial statements.

The Funds’ U.S. Federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. For Small/Mid-Cap Growth, International Equity and Global Equity Funds, 2018 – 2021 fiscal years are open to examination as of September 30, 2021. For U.S. Equity Long-Term Quality Fund, fiscal years 2020 - 2021 are open to examination as of September 30, 2021.

Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

Distribution Plan – Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Board of Trustees of the Trust has approved, and each Fund has adopted a distribution plan which allows the Funds to pay distribution fees for the sale and distribution of Investor Class shares of each Fund. Shareholders holding Investor Class shares will pay distribution fees at an annual rate not to

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2021 (Unaudited)

exceed 0.25% of the average daily net assets of the Fund attributable to Investor Class Shares. For the period ended September 30, 2021, distribution fees amounted to $122, $2,186, $1,382, and $21 for the Investor Class Shares of the Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund, respectively. Institutional and Z Class shares do not pay distribution fees.

Shareholder Servicing Fees – The Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund have certain arrangements in place to compensate financial intermediaries, including the Adviser or its affiliates, that hold Fund shares through networked and omnibus accounts, for services that they provide to Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel, and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected to exceed 0.25% of the average aggregate value of the respective Fund’s shares. For the period ended September 30, 2021, shareholder servicing fees amounted to $2,186, $237,324, and $56,869 for the Investor, Institutional, and Z Class Shares, respectively, of the International Equity Fund. The Small/Mid-Cap Growth Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund do not currently pay shareholder servicing fees.

Effective on July 29, 2019, the Adviser voluntarily agreed to waive a portion of the Shareholder Servicing Fee for each class of the International Equity Fund so that the Shareholder Servicing Fee does not exceed 0.20% of each class. This voluntary waiver is implemented as part of (and not in addition to) the Adviser’s application of the Expense Limitation and is not subject to recoupment. The amount of the voluntary waivers as of September 30, 2021 of Shareholder Servicing Fees were $437, $47,465, and $56,869 in the Investor, Institutional, and Z classes of shares, respectively.

Foreign Securities Risk – Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. To the extent that each Fund concentrates its investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Foreign Currency Translation Risk – The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted by WM/ Reuters FX benchmark prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

COVID-19 Risk – Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories resulting from COVID-19, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2021 (Unaudited)

limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Small- and Mid-Cap Company Securities Risk – Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

3. Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser, pursuant to which the Adviser is responsible for developing, implementing and supervising the Funds’ investment programs and providing day-to-day management services to the Funds. The Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund pay the Adviser a monthly fee in arrears that accrues daily at an annual rate of 0.90%, 0.80%, 0.80%, and 0.55% of the average daily net assets of each Fund, respectively. For the period ended September 30, 2021, the Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality incurred $681,783, $948,411, $119,286, and $252,531 in investment advisory fees, respectively.

The Adviser is under common control with Fiera Capital Corporation, which also manages other vehicles and accounts in accordance with an investment strategy that may be substantially similar to that of the Funds. From time to time the Adviser may engage its investment advisory affiliates around the world, including Fiera Capital Corporation (“Participating Affiliates”) to provide a variety of services such as, investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Adviser, including the Funds. This Participating Affiliate provides services to the Adviser pursuant to personnel-sharing or similar inter-company arrangements.

Certain Officers and Trustees of the Trust are also Officers of the Adviser.

Fiera Capital Corporation, parent company of the Adviser, announced on August 11, 2021 that it has entered into an agreement to establish a strategic relationship with StonePine Asset Management Inc. (“StonePine”), a new firm controlled by Nadim Rizk, current portfolio manager of certain Funds (the “Agreement”). Under the terms of the Agreement and subject to relevant board, client and/or shareholder consent, StonePine has agreed to provide sub-advisory services to Fiera Capital’s Global, EAFE (Europe, Australasia and the Far East) and U.S. Equity strategies currently managed by Nadim Rizk and his team. Nadim Rizk and the other members of his team are anticipated to remain employees of Fiera Capital until closing of the Agreement, which is currently targeted for the end of fiscal year 2021. The Agreement is subject to, among other things, completion of StonePine’s registration process and obtaining requisite client consents.

Subject to approval by the Board of the Trust and shareholders of each applicable Fund, StonePine is proposed to provide sub-advisory services to each of the International Equity Fund, Global Equity Fund and U.S. Equity Long-Term Quality Fund pursuant to a sub-advisory agreement with the Adviser.

4. Expense Limitation and Other Reimbursement Agreements

The Adviser and the Funds have entered into expense limitation and reimbursement agreements (each an “Expense Limitation Agreement”) under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Funds (including organization and offering expenses, but excluding taxes, interest, brokerage commissions and extraordinary expenses of each Fund and any other expenses, the exclusion of which is specifically set forth in each Fund’s prospectus and which may from time to time, be deemed appropriate as an excludable expense and specifically approved by the Board), to the extent necessary to limit the ordinary operating expenses of the Funds from exceeding the amounts for the periods set forth below.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2021 (Unaudited)

In consideration of the Adviser’s agreement to limit each Fund’s expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the time in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause a Fund’s ordinary operating expenses to exceed: (1) the expense limitation in effect at the time the expense was paid or absorbed; and (2) the expense limitation in effect at the time of recapture. The Expense Limitation Agreement will remain in effect for each Fund through the date specified below, unless sooner terminated at the sole discretion of the Board, but in no case will the Expense Limitation Agreement be terminated prior to one year from the date of the Prospectus filed with the Securities and Exchange Commission (the “SEC”).

	Expense Limitation Agreement
Fund	Investor Class	Institutional Class	Z Class	Expense Limitation Agreement Expiration Date
Small/Mid-Cap Growth Fund	1.30%	1.05%	—	October 31, 2022
International Equity Fund	1.25%	1.00%	0.80%	October 31, 2022
Global Equity Fund	1.15%	0.90%	—	October 31, 2022
U.S. Equity Long-Term Quality Fund	1.00%	0.75%	—	October 31, 2022

For the period ended September 30, 2021, expenses in the amounts of $39,959, $197,342, $121,968, and $38,094 were contractually reimbursed to the Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund, respectively. There are no expenses subject to recoupment within the limitations noted above.

As of September 30, 2021, the Adviser may seek recoupment for previously waived or reimbursed investment advisory fee reductions, subject to the limitations noted above, no later than the dates and in no greater amounts than as outlined below:

Fund	Date of Expiration March 31, 2022	Date of Expiration March 31, 2023	Date of Expiration March 31, 2024	Date of Expiration March 31, 2025
Small/Mid-Cap Growth Fund	$128,193	$110,249	$103,466	$39,959
International Equity Fund	563,815	302,303	383,397	197,342
Global Equity Fund	288,092	203,559	238,179	121,968
U.S. Equity Long-Term Quality Fund	—	109,222	182,817	38,094

The terms of the Custody Agreement between the Trust and UMB Bank, N.A. (“UMB Bank”) and the Administration and Fund Accounting Agreement and the Transfer Agency Agreement between the Trust and UMB Fund Services, Inc. (“UMBFS”) stipulate a contractual waiver of fees for certain funds within the Trust. The Funds contractually defined to be eligible for the fee waivers are the Small/Mid-Cap Growth Fund, International Equity Fund, and Global Equity Fund. Neither UMB Bank nor UMBFS may seek recoupment from the Trust for contractually waived fees. For the period ended September 30, 2021, fees were waived for each fund as outlined below:

Fund	Fund Accounting and Fund Administration Fees	Custody Fees
Small/Mid-Cap Growth Fund	$14,491	$632
International Equity Fund	5,880	1,958
Global Equity Fund	—	1,526

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2021 (Unaudited)

5. Investment Transactions

Purchases and sales of securities by each Fund, excluding short-term investments, for the period ended September 30, 2021 were as follows:

Fund	Purchases	Sales
Small/Mid-Cap Growth Fund	$15,530,316	$27,888,468
International Equity Fund	27,818,129	2,457,469
Global Equity Fund	5,480,733	2,812,204
U.S. Equity Long-Term Quality Fund	2,541,620	1,146,786

6. Federal Income Tax Information

At September 30, 2021, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Small/Mid-Cap Growth Fund	International Equity Fund	Global Equity Fund	U.S. Equity Long-Term Quality Fund
Cost of investments	$93,986,831	$173,950,316	$22,851,858	$58,433,946
Gross unrealized appreciation	$51,567,507	$71,454,385	$10,010,109	$34,863,264
Gross unrealized depreciation	(4,310,587)	(2,335,208)	(431,652)	(217,163)
Net unrealized appreciation/(depreciation) on investments	$47,256,920	$69,119,177	$9,578,457	$34,646,101

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

7. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred. However, based on experience of the Adviser, the Funds expect the risk of loss to be remote.

8. Officers and Trustees

Each Independent Trustee receives an annual retainer of $48,000 by the Trust (they are also reimbursed for travel-related expenses). In addition, the Audit Committee Chair is also paid an annual retainer of $5,000 by the Trust. No “interested persons” who serves as Trustee of the Funds received any compensation for their services as Trustee.

9. Subsequent Events

In November 2021, the Board approved a proposed Sub-Advisory Agreement between the Adviser and StonePine, pursuant to which StonePine would serve as sub-adviser to each of the International Equity Fund, Global Equity Fund and U.S. Equity Long-Term Quality Fund, subject to approval of the Agreement by each Fund’s shareholders. A special meeting of these Funds’ shareholders has been called to consider approval of the Sub-Advisory Agreement in January 2022.

Management of the Funds has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Fiera Capital Series Trust Expense Example September 30, 2021 (Unaudited)

For the period ended September 30, 2021

As a shareholder of a Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended September 30, 2021 (4/1/21 – 9/30/21).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund		Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period 4/1/21 - 9/30/21 (1)
Small/Mid-Cap Growth Fund
Institutional Class	Actual	$ 1,000.00	$ 1,032.70	1.05%	$ 5.35
	Hypothetical (5% return before expenses)	1,000.00	1,019.77	1.05	5.32
Investor Class	Actual	1,000.00	1,031.70	1.30	6.62
	Hypothetical (5% return before expenses)	1,000.00	1,018.57	1.30	6.58
International Equity Fund
Institutional Class	Actual	1,000.00	1,091.80	1.00	5.24
	Hypothetical (5% return before expenses)	1,000.00	1,020.07	1.00	5.06
Investor Class	Actual	1,000.00	1,090.30	1.25	6.55
	Hypothetical (5% return before expenses)	1,000.00	1,018.77	1.25	6.33
Z Class	Actual	1,000.00	1,093.50	0.80	4.20
	Hypothetical (5% return before expenses)	1,000.00	1,021.07	0.80	4.05

Fiera Capital Series Trust Expense Example – Continued September 30, 2021 (Unaudited)

Fund		Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Annualized Expense Ratio (1)	Expenses Paid During Period 4/1/21 - 9/30/21 (1)
Global Equity Fund
Institutional Class	Actual	$ 1,000.00	$ 1,111.00	0.90%	$ 4.76
	Hypothetical (5% return before expenses)	1,000.00	1,020.57	0.90	4.56
Investor Class	Actual	1,000.00	1,109.70	1.15	6.08
	Hypothetical (5% return before expenses)	1,000.00	1,019.27	1.15	5.82
U.S. Equity Long-Term Quality Fund
Institutional Class	Actual	1,000.00	1,122.60	0.75	3.99
	Hypothetical (5% return before expenses)	1,000.00	1,021.27	0.75	3.80
Investor Class	Actual	1,000.00	1,121.20	1.00	5.32
	Hypothetical (5% return before expenses)	1,000.00	1,020.07	1.00	5.06

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period April 1, 2021 through September 30, 2021, multiplied by the average account value over the period and multiplied by 183/365 (to reflect the one-half year period).

Fiera Capital Series Trust Additional Information September 30, 2021 (Unaudited)

Proxy Voting – For a description of the policies and procedures that each Fund use to determine how to vote proxies relating to portfolio securities, please call (toll-free) 1-855-771-7119 and request a Statement of Additional Information which contains this description. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at https://www.sec.gov. A report on “Form N-PX” of how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling (toll-free) 1-855-771-7119 or by accessing the website of the Securities and Exchange Commission at https://www.sec.gov.

Disclosure of Portfolio Holdings – Each Fund files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT is available on the website of the Securities and Exchange Commission at https://www.sec.gov.

Results of the Special Meeting of Shareholders – A special meeting of shareholders of the Fiera Capital Emerging Markets Fund was held on July 7, 2021. The matters voted on by the shareholders of record as of May 7, 2021 and the results of the vote at the shareholder meeting held July 7, 2021 are as follows:

To approve an Agreement and Plan of Reorganization (the “Plan”) between, Sunbridge Capital Partners LLC, and Fiera Capital Series Trust (“FCST”), on behalf of Fiera Capital Emerging Markets Fund.

	Affirmative	Against	Abstain
Fiera Capital Emerging Markets Fund	6,087,573	3,507	13,048

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Board of Trustees

Corey Dillon
Gerald Hellerman
Michael Kalbfleisch
Kevin Mirabile

Investment Adviser

Fiera Capital, Inc.
375 Park Avenue, 8th Floor
New York, New York 10152

Dividend Paying Agent, Custodian, Transfer Agent

UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

Distributor

Foreside Fund Services, LLC
3 Canal Plaza #100
Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
555 East Wells Street, Suite 1400
Milwaukee, WI 53202

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. Each Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Funds are not bank deposits, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in each Fund’s filings with the Securities and Exchange Commission. Each Fund undertakes no obligation to update any forward looking statement.

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a)	(1)	Code of Ethics. Not Applicable.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. Not applicable

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fiera Capital Series Trust

By	/s/ Michael Quigley
Title	Michael Quigley, Principal Executive Officer

Date	12/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Quigley
Title	Michael Quigley, Principal Executive Officer

Date	12/1/2021

By	/s/ Dominic Grimard
Title	Dominic Grimard, Principal Financial Officer

Date	12/1/2021